UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2012             (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Special Equity Fund

Schedule of Portfolio Investments

March 31, 2012 (unaudited)

	Shares	Value
Common Stocks - 97.7%
Consumer Discretionary - 21.5%
Aeropostale, Inc.*	40,033	$865,513
America’s Car-Mart, Inc.*	29,257	1,286,723
ANN, INC.*	34,418	985,732
Ascena Retail Group, Inc.*	41,997	1,861,307
Biglari Holdings, Inc.*	1,392	560,767
BJ’s Restaurants, Inc.*	42,200	2,124,770
Bravo Brio Restaurant Group, Inc.*	50,930	1,016,563
Bridgepoint Education, Inc.*	18,943	468,839
Brunswick Corp.	26,743	688,632
Buckle, Inc., The	12,645	605,696
Buffalo Wild Wings, Inc.*	22,304	2,022,750
Capella Education Co.*	12,500	449,375
Carter’s, Inc.*	27,747	1,380,968
Cato Corp., The, Class A	16,715	462,003
Cheesecake Factory, Inc., The*	11,695	343,716
Children’s Place Retail Stores, Inc., The*	3,263	168,599
Coinstar, Inc.*,1	38,059	2,418,650
Collective Brands, Inc.*	2,294	45,100
Columbia Sportswear Co.	11,574	549,186
Cracker Barrel Old Country Store, Inc.	14,839	828,016
Crocs, Inc.*	51,245	1,072,045
Dana Holding Corp.	64,642	1,001,951
Dick’s Sporting Goods, Inc.	19,226	924,386
DineEquity, Inc.*	11,195	555,272
DSW, Inc., Class A	12,773	699,577
Express, Inc.*	27,066	676,109
Finish Line, Inc., The, Class A	84,670	1,796,697
Genesco, Inc.*	38,600	2,765,690
Global Sources, Ltd.*	25,690	158,250
GNC Holdings, Inc., Class A	14,481	505,242
Group 1 Automotive, Inc.	28,460	1,598,598
Hibbett Sports, Inc.*	43,787	2,388,581
HSN, Inc.	20,608	783,722
Imax Corp.*	29,189	713,379
Jos A Bank Clothiers, Inc.*	19,477	981,836
Millennial Media, Inc.*	800	18,800
Monro Muffler Brake, Inc.	10,550	437,720
Peet’s Coffee & Tea, Inc.*	6,736	496,443
Penske Automotive Group, Inc.	37,090	913,527
PetMed Express, Inc.	41,900	518,722
Pier 1 Imports, Inc.*	159,340	2,896,801
Polaris Industries, Inc.	10,065	726,190

	Shares	Value
Pool Corp.	21,541	$806,064
Saks, Inc.*,1	24,869	288,729
Sally Beauty Holdings, Inc.*	52,449	1,300,735
Select Comfort Corp.*	22,375	724,726
Sotheby’s	6,490	255,317
Steven Madden, Ltd.*	45,532	1,946,494
Strayer Education, Inc.[1]	6,638	625,831
Sturm Ruger & Co., Inc.	2,810	137,971
Teavana Holdings, Inc.*	57,961	1,142,991
Tempur-Pedic International, Inc.*	10,806	912,351
Tenneco, Inc.*	38,428	1,427,600
Tesla Motors, Inc.*,1	24,156	899,569
Tupperware Brands Corp.	16,830	1,068,705
Ulta Salon Cosmetics & Fragrance, Inc.	15,103	1,402,917
Under Armour, Inc., Class A*,1	9,951	935,394
Valassis Communications, Inc.*	28,480	655,040
Warnaco Group, Inc., The*	31,152	1,819,277
Wolverine World Wide, Inc.	33,610	1,249,620
Total Consumer Discretionary		59,361,774
Consumer Staples - 3.3%
Cal-Maine Foods, Inc.[1]	12,770	488,580
Casey’s General Stores, Inc.	13,725	761,189
Coca-Cola Bottling Co. Consolidated	2,765	173,476
Fresh Market, Inc., The*,1	14,344	687,795
Hain Celestial Group, Inc., The*	10,195	446,643
Nu Skin Enterprises, Inc., Class A	26,597	1,540,232
Revlon, Inc., Class A*	21,870	377,258
Rite Aid Corp.*	265,500	461,970
Ruddick Corp.	19,646	787,805
Treehouse Foods, Inc.*	27,700	1,648,150
United Natural Foods, Inc.*	33,273	1,552,518
USANA Health Sciences, Inc.*	6,170	230,326
Total Consumer Staples		9,155,942
Energy - 7.0%
Approach Resources, Inc.*	56,740	2,096,543
Atwood Oceanics, Inc.*	14,613	655,978
CARBO Ceramics, Inc.[1]	15,340	1,617,603
Cheniere Energy, Inc.*	31,933	478,356
Clean Energy Fuels Corp.*	34,849	741,587
Cloud Peak Energy, Inc.*	17,355	276,465
Dawson Geophysical Co.*	31,920	1,096,452
Dril-Quip, Inc.*	5,460	355,009
Energy XXI Bermuda, Ltd.*	37,936	1,369,869
GasLog, Ltd.*	29,300	363,320

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 7.0% (continued)
Golar LNG, Ltd.[1]	1,931	$73,475
Gulfmark Offshore, Inc., Class A*	3,915	179,933
Kodiak Oil & Gas Corp.*	36,123	359,785
Lufkin Industries, Inc.	26,040	2,100,126
McMoRan Exploration Co.*,1	17,552	187,806
Mitcham Industries, Inc.*	11,465	257,504
Pacific Drilling SA*,1	98,020	991,962
Parker Drilling Co.*	16,900	100,893
Rosetta Resources, Inc.*	43,578	2,124,863
Stone Energy Corp.*	45,431	1,298,872
Vaalco Energy, Inc.*	66,455	628,000
W&T Offshore, Inc.	41,621	877,370
Western Refining, Inc.	59,711	1,123,762
Total Energy		19,355,533
Financials - 8.4%
Bank of the Ozarks, Inc.	23,035	720,074
Ezcorp, Inc., Class A*	25,328	822,020
Financial Engines, Inc.*	16,059	359,079
HFF, Inc., Class A*	29,200	480,924
Highwoods Properties, Inc.	3,065	102,126
Home Bancshares, Inc.	74,590	1,984,840
MarketAxess Holdings, Inc.	103,101	3,844,636
Ocwen Financial Corp.*	53,288	832,891
Omega Healthcare Investors, Inc.	5,395	114,698
PrivateBancorp, Inc.	87,380	1,325,555
Prosperity Bancshares, Inc.	61,570	2,819,906
Signature Bank*	33,370	2,103,645
Strategic Hotels & Resorts, Inc.*	30,500	200,690
SVB Financial Group*	48,394	3,113,670
Texas Capital Bancshares, Inc.*	80,548	2,788,572
Western Alliance Bancorp*	40,800	345,576
WisdomTree Investments, Inc.*	65,401	547,406
World Acceptance Corp.*	8,865	542,981
Total Financials		23,049,289
Health Care - 17.9%
Align Technology, Inc.*	36,354	1,001,553
Amarin Corp. PLC, ADR*	59,512	673,676
Amedisys, Inc.*	629	9,095
Amicus Therapeutics, Inc.*	22,700	119,856
Anacor Pharmaceuticals, Inc.*	15,000	88,350
Analogic Corp.	7,300	493,042
Arena Pharmaceuticals, Inc.*,1	65,900	202,313
Ariad Pharmaceuticals, Inc.*	23,228	370,487
Arqule, Inc.*	37,315	261,578

	Shares	Value
Array Biopharma, Inc.*	82,120	$280,029
Arthrocare Corp.*	11,220	301,257
athenahealth, Inc.*,1	28,022	2,076,991
BioMarin Pharmaceutical, Inc.*	19,242	659,039
Catalyst Health Solutions, Inc.*	60,757	3,872,044
Celldex Therapeutics, Inc.*	66,600	338,994
Centene Corp.*	33,795	1,654,941
Cepheid, Inc.*	25,975	1,086,534
Chemed Corp.	20,029	1,255,418
Computer Programs & Systems, Inc.	33,895	1,915,746
Cryolife, Inc.*	21,840	115,097
Cubist Pharmaceuticals, Inc.*	20,344	879,878
DexCom, Inc.*	43,914	458,023
Endologix, Inc.*	52,447	768,349
Genomic Health, Inc.*	27,083	829,011
Gen-Probe, Inc.*	10,189	676,651
Halozyme Therapeutics, Inc.*	13,585	173,345
HealthStream, Inc.*	28,065	650,827
HMS Holdings Corp.*	84,560	2,639,118
Impax Laboratories, Inc.*	124,680	3,064,634
Incyte Corp, Ltd.*,1	42,493	820,115
Infinity Pharmaceuticals, Inc.*	15,320	183,227
Insulet Corp.*	22,076	422,535
Integra LifeSciences Holdings Corp.*	12,002	416,349
Invacare Corp.	4,665	77,299
IPC The Hospitalist Co., Inc.*	42,320	1,562,031
Jazz Pharmaceuticals PLC*	12,260	594,242
Kensey Nash Corp.	4,255	124,501
Ligand Pharmaceuticals, Inc., Class B*	10,505	167,555
MAKO Surgical Corp.*,1	8,190	345,209
Medicis Pharmaceutical Corp., Class A	48,708	1,830,934
Medivation, Inc.*	4,822	360,300
Molina Healthcare, Inc.*	15,505	521,433
National Research Corp.	4,515	193,874
Omnicell, Inc.*	75,990	1,155,808
Onyx Pharmaceuticals, Inc.*	13,463	507,286
Owens & Minor, Inc.	35,032	1,065,323
Par Pharmaceutical Cos., Inc.*	14,650	567,395
Pharmacyclics, Inc.*,1	23,896	663,353
Providence Service Corp., The*	16,695	258,939
PSS World Medical, Inc.*	29,748	753,814
Quality Systems, Inc.	48,500	2,120,905
Questcor Pharmaceuticals, Inc.*,1	19,692	740,813
RTI Biologics, Inc.*	116,615	431,476
Spectrum Pharmaceuticals, Inc.*	10,490	132,489

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 17.9% (continued)
Steris Corp.	29,388	$929,249
SXC Health Solutions Corp.*	60,435	4,530,208
Trius Therapeutics, Inc.*	39,800	212,930
Vanda Pharmaceuticals, Inc.*	26,870	128,707
Vical, Inc.*	36,700	124,780
WellCare Health Plans, Inc.*	6,736	484,184
Total Health Care		49,343,139
Industrials - 14.2%
Acacia Research Corp.*	54,843	2,289,146
Acuity Brands, Inc.	38,550	2,422,096
Advisory Board Co., The*	21,813	1,933,067
American Science & Engineering, Inc.	8,300	556,515
Applied Industrial Technologies, Inc.	33,580	1,381,145
Barnes Group, Inc.	14,303	376,312
BE Aerospace, Inc.*	41,387	1,923,254
Belden, Inc.	21,931	831,404
Brink’s Co., The	30,102	718,535
Chart Industries, Inc.*	31,948	2,342,747
Clean Harbors, Inc.*	14,799	996,417
Colfax Corp.*	18,375	647,535
Consolidated Graphics, Inc.*	3,375	152,719
CoStar Group, Inc.*	12,457	860,156
Cubic Corp.	10,565	499,513
Deluxe Corp.	36,934	864,994
Dollar Thrifty Automotive Group, Inc.*	15,120	1,223,359
EMCOR Group, Inc.	6,950	192,654
Exponent, Inc.*	12,290	596,311
Generac Holdings, Inc.*,1	18,900	463,995
Hexcel Corp.*	23,949	575,015
HNI Corp.	14,910	413,753
HUB Group, Inc., Class A*	44,780	1,613,423
Insperity, Inc.	15,920	487,789
Interface, Inc., Class A	25,241	352,112
Knoll, Inc.	31,836	529,751
Meritor, Inc.*	31,300	252,591
Middleby Corp.*	8,678	878,040
Nacco Industries, Inc., Class A	6,456	751,285
Park-Ohio Holdings Corp.*	10,800	216,540
Primoris Services Corp.	30,700	493,042
Proto Labs, Inc.*	5,728	195,268
RBC Bearings, Inc.*	11,337	522,976
Spirit Airlines, Inc.*	45,080	904,756
Standex International Corp.	3,090	127,277
Triumph Group, Inc.	48,170	3,018,332

	Shares	Value
United Stationers, Inc.	12,071	$374,563
Viad Corp.	16,497	320,537
Wabtec Corp.	40,135	3,024,975
Watsco, Inc.	15,279	1,131,257
Wesco Aircraft Holdings, Inc.*	53,657	869,243
Westport Innovations, Inc.*	21,144	865,212
Total Industrials		39,189,611
Information Technology - 22.6%
ACI Worldwide, Inc.*	15,660	630,627
Allot Communications, Ltd.*	106,630	2,479,148
Amkor Technology, Inc.*	8,354	51,335
Angie’s List, Inc.*	42,225	797,630
Anixter International, Inc.*	23,282	1,688,643
Applied Micro Circuits Corp.*	10,005	69,435
Ariba, Inc.*	50,085	1,638,280
Aruba Networks, Inc.*,1	48,020	1,069,886
Aspen Technology, Inc.*	33,465	687,036
Axcelis Technologies, Inc.*	168,565	289,932
Bankrate, Inc.*,1	37,829	936,268
Bazaarvoice, Inc.*	11,196	222,465
Caci International, Inc., Class A*	18,539	1,154,794
Callidus Software, Inc.*	131,320	1,025,609
Cavium, Inc.*	4,481	138,642
Ceva, Inc.*	56,920	1,292,653
Cognex Corp.	16,457	697,119
CommVault Systems, Inc.*	13,433	666,814
Concur Technologies, Inc.*	23,323	1,338,274
Constant Contact, Inc.*	93,644	2,789,655
Cornerstone OnDemand, Inc.*	38,141	832,999
DealerTrack Holdings, Inc.*	24,341	736,559
Echelon Corp.*	33,211	147,125
Electronics for Imaging, Inc.*	5,900	98,058
Fair Isaac Corp.	35,307	1,549,977
FARO Technologies, Inc.*	16,663	971,953
Fortinet, Inc.*	39,350	1,088,028
Fusion-io, Inc.*,1	33,134	941,337
GT Advanced Technologies, Inc.*	51,018	421,919
Heartland Payment Systems, Inc.	19,500	562,380
Imperva, Inc.*	15,525	607,804
Inphi Corp.*	137,900	1,955,422
IPG Photonics Corp.*	18,467	961,207
Jive Software, Inc.*,1	33,545	911,082
LivePerson, Inc.*	53,720	900,884
Manhattan Associates, Inc.*	27,582	1,310,973
MAXIMUS, Inc.	43,660	1,775,652

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 22.6% (continued)
Maxwell Technologies, Inc.*	35,419	$649,230
MercadoLibre, Inc.	14,624	1,430,081
MicroStrategy, Inc., Class A*	4,778	668,920
Monotype Imaging Holdings, Inc.*	9,585	142,817
MTS Systems Corp.	9,600	509,664
Netscout Systems, Inc.*	18,300	372,222
Netsuite, Inc.*	18,582	934,489
Newport Corp.*	35,062	621,299
Opnet Technologies, Inc.	60,370	1,750,730
Parametric Technology Corp.*	19,639	548,714
Plantronics, Inc.	13,540	545,120
Plexus Corp.*	16,400	573,836
Progress Software Corp.*	29,339	692,987
ServiceSource International, Inc.*,1	121,028	1,873,513
SolarWinds, Inc.*	26,888	1,039,221
Sourcefire, Inc.*	50,314	2,421,612
Stratasys, Inc.*	14,357	524,318
Synaptics, Inc.*	23,310	851,048
Synchronoss Technologies, Inc.*	90,804	2,898,463
Tangoe, Inc.*	117,697	2,213,880
TeleNav, Inc.*	24,945	175,114
TIBCO Software, Inc.*	18,530	565,165
TiVo, Inc.*	34,900	418,451
Unisys Corp.*	35,281	695,741
Veeco Instruments, Inc.*	32,418	927,155
Velti PLC*	54,656	740,589
VistaPrint N.V.*,1	18,222	704,280
Websense, Inc.*	23,801	501,963

	Shares	Value
Yelp, Inc.*,1	9,300	$250,077
Youku, Inc., ADR*,1	22,082	485,583
Zillow, Inc.*	3,639	129,512
Total Information Technology		62,293,398
Materials - 2.7%
Chemtura Corp.*	13,500	229,230
Coeur d’Alene Mines Corp.*	12,430	295,088
Kraton Performance Polymers, Inc.*	46,580	1,237,631
Materion Corp.*	16,118	463,070
Minerals Technologies, Inc.	7,840	512,814
Rockwood Holdings, Inc.*	40,256	2,099,351
TPC Group, Inc.*	29,720	1,313,921
Tredegar Corp.	16,630	325,782
Worthington Industries, Inc.	47,082	903,033
Total Materials		7,379,920
Telecommunication Services - 0.1%
Vonage Holdings Corp.*	66,745	147,506
Total Common Stocks
(cost $221,379,849)		269,276,112
Other Investment Companies - 9.7%[2]
BNY Mellon Overnight Government Fund, 0.15%[3]	18,253,902	18,253,902
Dreyfus Cash Management Fund, Institutional Class Shares, 0.12%	8,565,228	8,565,228
Total Other Investment Companies
(cost $26,819,130)		26,819,130
Total Investments - 107.4% (cost $248,198,979)		296,095,242
Other Assets, less Liabilities - (7.4)%		(20,469,110)
Net Assets - 100.0%		$275,626,132

Managers Bond Fund

Schedule of Portfolio Investments

March 31, 2012 (unaudited)

	Principal Amount	Value
Asset-Backed Securities - 3.1%
Chase Issuance Trust, Series 2007-B1, Class B-1, 0.492%, 04/15/19 (04/16/12)[4]	$17,040,000	$16,446,490
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 06/20/14	8,945,000	9,056,813
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)	8,959,563	9,376,943
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15	3,713,568	3,738,542
Sierra Receivables Funding Co., LLC, Series 2010-2A, Class A, 3.840%, 11/20/25 (a)	10,484,959	10,697,185
Trinity Rail Leasing, L.P., Series 2009-1A, Class A, 6.657%, 11/16/39 (a)	4,536,409	5,038,383
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)	13,724,594	13,817,989
World Financial Network Credit Card Master Trust, Series 2010-A, 6.750%, 04/15/19	1,000,000	1,100,486
Total Asset-Backed Securities (cost $65,821,761)		69,272,831
Bank Loan Obligations - 0.5%
Flying Fortress, Inc., Term Loan, 5.000%, 06/30/17 (cost $11,325,600)	11,440,000	11,482,900

	Shares
Common Stocks - 0.6%
PPG Industries, Inc. (Materials) (cost $10,696,329)	145,736	13,961,509

	Principal Amount
Corporate Bonds and Notes - 68.7%
Financials - 24.2%
Ally Financial, Inc., 8.000%, 11/01/31	$1,427,000	1,573,268
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)	8,217,432	8,850,010
American International Group, Inc.,
8.175%, 05/15/58[5]	10,530,000	11,146,005
MTN, 5.450%, 05/18/17	485,000	521,394
MTN, Series G, 5.850%, 01/16/18	1,940,000	2,109,762
Bank of America Corp.,
7.625%, 06/01/19	2,906,000	3,350,955
MTN, 5.000%, 05/13/21	2,475,000	2,478,819
Camden Property Trust, 5.700%, 05/15/17	5,205,000	5,821,459
Cantor Fitzgerald, L.P.,
6.375%, 06/26/15 (a)	8,710,000	8,814,738
7.875%, 10/15/19 (a)[6]	10,805,000	10,629,019
Citigroup, Inc.,
5.500%, 10/15/14	21,385,000	22,944,180
6.125%, 08/25/36	10,760,000	10,341,135
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 01/19/17	13,180,000	13,474,428
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)	13,725,000	15,254,349
Duke Realty, L.P.,
5.950%, 02/15/17	2,210,000	2,469,816
6.500%, 01/15/18	5,000,000	5,727,280
Equifax, Inc., 7.000%, 07/01/37	4,421,000	5,123,665
Equity One, Inc., 6.000%, 09/15/17	5,915,000	6,377,121
ERP Operating, L.P.,
5.125%, 03/15/16	600,000	657,374

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Financials - 24.2% (continued)
5.750%, 06/15/17		$925,000	$1,055,052
Export-Import Bank of Korea, The, 8.300%, 03/15/14 (a)	IDR	1,400,000,000	156,995
First Industrial, L.P., 5.950%, 05/15/17		15,000,000	14,567,415
General Electric Capital Corp.,
2.960%, 05/18/12	SGD	4,400,000	3,506,755
6.500%, 09/28/15	NZD	15,265,000	13,054,681
6.750%, 09/26/16	NZD	6,390,000	5,529,058
EMTN, 5.500%, 02/01/17	NZD	6,250,000	5,239,857
GMTN, 7.625%, 12/10/14	NZD	9,365,000	8,264,473
Goldman Sachs Group, Inc., The, 6.750%, 10/01/37		13,210,000	12,907,134
Hanover Insurance Group, Inc., The, 7.500%, 03/01/20		6,475,000	7,327,926
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000	3,911,119
7.500%, 04/15/18		2,405,000	2,758,819
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[5]		900,000	846,000
Instituto de Credito Oficial, MTN, 5.500%, 10/11/12	AUD	3,735,000	3,824,379
iStar Financial, Inc.,
5.700%, 03/01/14		15,000	13,650
5.850%, 03/15/17		325,000	285,188
5.875%, 03/15/16[1]		1,340,000	1,200,975
6.050%, 04/15/15		620,000	567,300
JPMorgan Chase & Co.,
3.183%, 04/12/12 (a)[7]	IDR	40,733,437,680	4,449,941
7.700%, 06/01/16 (a)	IDR	19,000,000,000	2,194,849
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)		17,940,000	17,746,822
Marsh & McLennan Cos., Inc., 5.875%, 08/01/33		10,360,000	11,405,573
MBIA Insurance Corp., 14.000%, 01/15/33 (a)[5]		525,000	317,625
Merrill Lynch & Co., Inc.,
4.625%, 09/14/18	EUR	1,750,000	2,158,672
6.050%, 05/16/16		900,000	947,624
6.110%, 01/29/37		38,050,000	36,215,914
10.710%, 03/08/17	BRL	2,500,000	1,400,340
MTN, Series C, 6.050%, 06/01/34		22,100,000	20,113,166
Morgan Stanley,
4.750%, 04/01/14		10,715,000	10,890,340
5.500%, 07/24/20		29,000,000	28,303,565
5.750%, 01/25/21		400,000	392,713
GMTN, 5.500%, 01/26/20		500,000	487,640
MTN, 5.625%, 09/23/19		7,500,000	7,413,143
MTN, 6.250%, 08/09/26		8,000,000	7,948,344
MTN, 6.625%, 04/01/18		3,095,000	3,259,078
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000	14,794,616
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000	6,623,740

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 24.2% (continued)
National City Corp., 6.875%, 05/15/19	$1,905,000	$2,215,717
National Life Insurance Co., 10.500%, 09/15/39 (a)	5,000,000	6,284,910
Nationwide Mutual Insurance Co., 6.600%, 04/15/34 (a)	3,325,000	3,233,636
Old Republic International Corp., 3.750%, 03/15/18[8]	9,220,000	9,093,225
Penn Mutual Life Insurance Co., The, 7.625%, 06/15/40 (a)	8,885,000	10,436,623
ProLogis, L.P.,
5.625%, 11/15/15	345,000	375,712
5.750%, 04/01/16	280,000	305,218
Realty Income Corp.,
5.750%, 01/15/21	1,435,000	1,553,692
6.750%, 08/15/19	6,240,000	7,209,446
Simon Property Group, L.P., 5.750%, 12/01/15	445,000	501,794
Sirius International Group Ltd., 6.375%, 03/20/17 (a)	4,555,000	4,771,700
SLM Corp.,
5.000%, 04/15/15	50,000	50,884
5.375%, 05/15/14	300,000	309,781
8.450%, 06/15/18	18,665,000	20,811,475
Societe Generale SA, 5.200%, 04/15/21 (a)	7,000,000	6,723,010
Springleaf Finance Corp.,
MTN, 5.400%, 12/01/15	5,000,000	4,137,500
MTN, Series J, 6.900%, 12/15/17	57,315,000	44,705,700
WEA Finance LLC / WT Finance Australia Pty., Ltd., 6.750%, 09/02/19 (a)	8,325,000	9,625,590
Willis North America, Inc.,
6.200%, 03/28/17	5,685,000	6,361,464
7.000%, 09/29/19	2,860,000	3,308,560
Total Financials		541,760,895
Industrials - 34.3%
Agilent Technologies, Inc., 6.500%, 11/01/17	6,945,000	8,353,258
Alcatel-Lucent USA, Inc.,
6.450%, 03/15/29	4,335,000	3,424,650
6.500%, 01/15/28	305,000	238,663
APL, Ltd., 8.000%, 01/15/24[6]	250,000	172,500
ArcelorMittal,
5.500%, 03/01/21[1]	150,000	147,221
6.125%, 06/01/18	4,580,000	4,812,238
6.250%, 02/25/22	1,600,000	1,617,758
6.750%, 03/01/41	10,230,000	9,586,717
7.000%, 10/15/39	6,604,000	6,307,725
Aristotle Holding, Inc., 4.750%, 11/15/21 (a)	7,525,000	8,053,390
AT&T Corp., 6.500%, 03/15/29	6,415,000	7,431,251
BellSouth Corp., 6.000%, 11/15/34	2,370,000	2,566,279
Canadian Pacific Railway Co., 5.750%, 03/15/33	195,000	198,743
CenturyLink, Inc.,
6.450%, 06/15/21	13,395,000	13,750,088

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 34.3% (continued)
Series P, 7.600%, 09/15/39	$9,335,000	$8,830,117
Choice Hotels International, Inc., 5.700%, 08/28/20[1]	11,900,000	12,367,361
Cigna Corp., 6.150%, 11/15/36	6,830,000	7,599,440
Comcast Corp., 5.650%, 06/15/35	3,820,000	4,173,316
Continental Airlines, Inc.,
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18	21,135	20,712
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20	84,829	94,796
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22	16,856,069	18,277,036
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22	5,391,291	5,477,551
Corn Products International, Inc., 6.625%, 04/15/37	4,055,000	4,585,297
Corning, Inc.,
6.850%, 03/01/29	9,142,000	10,606,850
7.250%, 08/15/36	1,185,000	1,416,145
Cummins, Inc.,
5.650%, 03/01/98	11,235,000	10,684,024
6.750%, 02/15/27	2,853,000	3,391,079
Cytec Industries, Inc., 6.000%, 10/01/15	875,000	965,803
Darden Restaurants, Inc., 6.000%, 08/15/35	2,635,000	2,670,301
Delta Air Lines, Inc.,
2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22	10,839,635	11,042,337
2010-1 Class A Pass Through Trust, Series 1A, 6.200%, 07/02/18[1]	4,653,796	5,037,734
Dillard’s, Inc., 7.000%, 12/01/28	225,000	210,375
DP World, Ltd., 6.850%, 07/02/37 (a)	28,350,000	27,357,750
Dun & Bradstreet Corp., The, 6.000%, 04/01/13	32,120,000	33,675,218
Embarq Corp., 7.995%, 06/01/36	5,830,000	5,892,754
Energy Transfer Partners, L.P.,
6.125%, 02/15/17	700,000	782,088
6.625%, 10/15/36	1,805,000	1,872,435
Enterprise Products Operating LLC, 4.050%, 02/15/22	8,450,000	8,750,271
EQT Corp., 6.500%, 04/01/18	35,420,000	40,355,069
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	4,910,000	5,634,883
6.700%, 06/01/34 (a)	1,250,000	1,360,716
7.000%, 10/15/37 (a)	19,033,000	21,713,474
Foot Locker, Inc., 8.500%, 01/15/22	570,000	614,175
Ford Motor Co., 6.375%, 02/01/29	1,990,000	2,158,052
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)	5,175,000	5,776,754
GTE Corp., 6.940%, 04/15/28	130,000	157,696
Intel Corp.,
2.950%, 12/15/35[8]	8,030,000	9,234,500
3.250%, 08/01/39[8]	15,000,000	21,093,750
Intuit, Inc., 5.750%, 03/15/17	3,560,000	4,082,362
Kinder Morgan Energy Partners, L.P.,
5.300%, 09/15/20	8,100,000	8,898,271

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 34.3% (continued)
5.800%, 03/15/35	$3,360,000	$3,471,233
5.950%, 02/15/18	36,530,000	42,664,154
Lowe’s Cos., Inc., 6.875%, 02/15/28	500,000	637,350
Marks & Spencer PLC, 7.125%, 12/01/37 (a)	4,725,000	4,884,459
Masco Corp.,
5.850%, 03/15/17	8,150,000	8,352,511
6.500%, 08/15/32	955,000	899,249
7.125%, 03/15/20	8,815,000	9,423,843
7.750%, 08/01/29	1,070,000	1,103,631
Mead Corp., The, 7.550%, 03/01/47	970,000	976,712
Methanex Corp.,
5.250%, 03/01/22	350,000	356,259
6.000%, 08/15/15	3,825,000	3,977,074
Micron Technology, Inc., 1.875%, 06/01/14[8]	200,000	203,250
Missouri Pacific Railroad Co., 5.000%, 01/01/45[6]	825,000	591,682
New Albertsons, Inc.,
6.625%, 06/01/28	1,015,000	715,575
7.450%, 08/01/29	3,195,000	2,444,175
7.750%, 06/15/26	915,000	741,150
NGPL PipeCo LLC, 7.119%, 12/15/17 (a)[1]	21,980,000	20,028,616
Northwest Airlines, 2007-1 Class B Pass Through Trust, Series 41091, 8.028%, 11/01/17	5,609,775	5,721,971
ONEOK, Inc., 6.000%, 06/15/35	9,210,000	9,817,335
ONEOK Partners, L.P., 6.650%, 10/01/36	2,650,000	3,060,114
Owens & Minor, Inc., 6.350%, 04/15/16[6]	1,355,000	1,463,426
Owens Corning,
6.500%, 12/01/16	4,560,000	5,066,023
7.000%, 12/01/36	9,175,000	9,777,385
Panhandle Eastern Pipeline Co., L.P.,
6.200%, 11/01/17	5,520,000	6,292,138
7.000%, 06/15/18	26,505,000	31,111,940
Plains All American Pipeline L.P./PAA Finance Corp.,
6.125%, 01/15/17	2,770,000	3,203,181
6.500%, 05/01/18	8,975,000	10,684,361
6.650%, 01/15/37	5,960,000	6,967,860
PulteGroup, Inc.,
6.000%, 02/15/35	10,320,000	8,049,600
6.375%, 05/15/33	4,670,000	3,759,350
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	620,000	661,850
6.875%, 07/15/28	1,190,000	1,137,419
7.625%, 08/03/21	2,135,000	2,190,431
Qwest Corp.,
6.875%, 09/15/33	7,209,000	7,136,910

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 34.3% (continued)
7.200%, 11/10/26	$435,000	$438,263
7.250%, 09/15/25	1,185,000	1,267,950
7.250%, 10/15/35	2,165,000	2,208,300
7.500%, 06/15/23	739,000	746,390
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)	3,250,000	3,233,090
Reynolds American, Inc.,
6.750%, 06/15/17	8,170,000	9,732,578
7.250%, 06/15/37	2,000,000	2,333,198
Rowan Cos., Inc., 7.875%, 08/01/19	4,710,000	5,621,451
RR Donnelley & Sons Co., 8.250%, 03/15/19	2,230,000	2,218,850
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	3,520,000	4,226,587
Telecom Italia Capital SA,
6.000%, 09/30/34	4,320,000	3,801,600
6.375%, 11/15/33	3,645,000	3,280,500
Telekom Malaysia Bhd, 7.875%, 08/01/25 (a)	250,000	334,810
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)	3,000,000	3,445,557
Toro Co., The, 6.625%, 05/01/37[6]	6,810,000	6,836,089
Transocean, Inc., 7.375%, 04/15/18	500,000	574,949
UAL, Series 2007-1, 6.636%, 07/02/22	14,524,999	15,396,499
United States Steel Corp.,
6.650%, 06/01/37	3,595,000	3,019,800
7.000%, 02/01/18[1]	7,310,000	7,511,025
UnitedHealth Group, Inc.,
5.800%, 03/15/36	13,506,000	15,535,898
6.500%, 06/15/37	310,000	381,667
6.625%, 11/15/37	1,540,000	1,948,195
US Airways, 2011-1 Class A Pass Through Trust, Series 2011 A, 7.125%, 10/22/23	3,843,000	4,035,150
USG Corp., 6.300%, 11/15/16	1,410,000	1,318,350
Vale Overseas Ltd., 6.875%, 11/21/36	3,665,000	4,250,810
Verizon Maryland, Inc., 5.125%, 06/15/33	885,000	877,251
Verizon New England, Inc., 7.875%, 11/15/29	2,390,000	2,919,538
Verizon Pennsylvania, Inc., 6.000%, 12/01/28	1,335,000	1,378,609
VF Corp., 6.450%, 11/01/37	9,334,000	11,519,855
WellPoint, Inc., 6.375%, 06/15/37	11,710,000	14,303,894
Western Union Co., The,
6.200%, 11/17/36	2,870,000	3,010,357
6.200%, 06/21/40	130,000	134,530
Weyerhaeuser Co.,
6.875%, 12/15/33	12,890,000	13,066,000
7.375%, 10/01/19	3,915,000	4,493,222
7.375%, 03/15/32	1,930,000	2,056,002
White Pine Hydro LLC,
6.310%, 07/10/17 (a)[6]	1,700,000	1,546,337
6.960%, 07/10/37 (a)[6]	1,645,000	1,384,531

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Industrials - 34.3% (continued)
Wyndham Worldwide Corp.,
5.750%, 02/01/18		$950,000	$1,057,893
6.000%, 12/01/16		6,430,000	7,167,167
7.375%, 03/01/20		7,220,000	8,685,025
Total Industrials			768,390,957
Utilities - 10.2%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)		21,130,000	24,563,625
Ameren Energy Generating Co., Series H, 7.000%, 04/15/18[1]		17,700,000	15,664,500
Ameren Illinois Co., 6.250%, 04/01/18		26,000,000	30,490,434
Baltimore Gas & Electric Co., 5.200%, 06/15/33		1,470,000	1,538,956
Bruce Mansfield Unit, 6.850%, 06/01/34		10,477,605	11,197,940
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		11,370,000	12,227,741
DCP Midstream LLC, 6.450%, 11/03/36 (a)		2,615,000	2,912,271
Endesa SA/Cayman Islands, 7.875%, 02/01/27		2,900,000	3,470,688
Enel Finance International N.V.,
5.125%, 10/07/19 (a)		3,700,000	3,636,060
6.000%, 10/07/39 (a)		18,672,000	16,946,334
ITC Holdings Corp., 5.875%, 09/30/16 (a)		2,410,000	2,750,921
Mackinaw Power LLC, 6.296%, 10/31/23 (a)[6]		8,014,200	8,155,490
Nisource Finance Corp.,
6.400%, 03/15/18		27,910,000	32,691,513
6.800%, 01/15/19		11,625,000	13,761,722
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000	46,330,646
Tenaga Nasional Bhd, 7.500%, 11/01/25 (a)		2,000,000	2,497,870
Total Utilities			228,836,711
Total Corporate Bonds and Notes (cost $1,403,003,195)			1,538,988,563
Foreign Government and Agency Obligations - 6.0%
Alberta Notes, Province of, 5.930%, 09/16/16	CAD	95,135	105,213
Brazil Bonds, Republic of,
10.250%, 01/10/28	BRL	5,750,000	3,764,140
12.500%, 01/05/22	BRL	5,160,000	3,753,858
Canadian Government Bonds,
1.750%, 03/01/13	CAD	400,000	403,441
3.500%, 06/01/13	CAD	5,964,000	6,144,035
European Bank for Reconstruction & Development Notes, 9.250%, 09/10/12	BRL	2,000,000	1,097,592
European Investment Bank,
Bonds, 6.170%, 03/10/21[7]	AUD	5,000,000	3,162,877
Notes, 4.757%, 04/24/13 (a)[7]	IDR	50,074,770,000	5,151,557
Notes, 11.250%, 02/14/13	BRL	13,490,000	7,619,786
Inter-American Development Bank,
Bonds, 6.000%, 12/15/17	NZD	4,215,000	3,729,203
Notes, 4.586%, 05/20/13[7]	IDR	45,580,000,000	4,671,152
Notes, EMTN, 4.984%, 09/23/13[7]	IDR	33,430,000,000	3,352,871

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Foreign Government and Agency Obligations - 6.0% (continued)
International Bank for Reconstruction & Development Notes, GDIF, 1.430%, 03/05/14	SGD	5,800,000	$4,659,240
Manitoba Bonds, Province of, 6.375%, 09/01/15	NZD	5,450,000	4,777,383
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	141,360,000	12,515,196
New South Wales Treasury Corp., Series 813, 5.500%, 08/01/13	AUD	21,225,000	22,421,255
New Zealand Government Bonds, Series 413, 6.500%, 04/15/13	NZD	37,108,000	31,570,513
Norway Government Bonds, 6.500%, 05/15/13	NOK	53,065,000	9,816,384
Queensland Treasury Corp. Bonds, 7.125%, 09/18/17 (a)	NZD	7,500,000	6,878,261
Total Foreign Government and Agency Obligations (cost $123,740,065)			135,593,957
Mortgage-Backed Securities - 1.1%
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29		3,325,000	3,364,258
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 09/15/40[5]		1,704,000	1,854,949
Extended Stay America Trust, Series 2010 ESHA, Class C, 4.860%, 11/05/27 (a)		19,090,000	19,329,274
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.816%, 06/15/49[5]		147,000	161,125
Total Mortgage-Backed Securities (cost $23,051,823)			24,709,606
Municipal Bonds - 1.3%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47[6]		5,035,000	3,763,411
Chicago Illinois O’Hare International Airport Revenue Bond, Series 2008-A, 4.500%, 01/01/38(AGM Insured)[9]		315,000	317,996
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33		2,880,000	2,714,861
Michigan Tobacco Settlement Finance Authority, Series 2006 A, 7.309%, 06/01/34[6]		2,985,000	2,205,139
San Jose, California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28(BHAC Insured)[9]		280,000	251,678
San Jose, California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28(NATL-RE Insured)[9]		765,000	616,934
State of California, 4.500%, 08/01/27(AMBAC Insured)[9]		950,000	976,068
State of California, 4.500%, 08/01/30		730,000	746,155
State of California, 4.500%, 08/01/30(AMBAC Insured)[9]		770,000	787,040
State of California, Variable Purpose Bond, 4.500%, 12/01/33(AMBAC Insured)[9]		2,330,000	2,340,578
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46[6]		21,620,000	13,788,155
Total Municipal Bonds (cost $36,772,116)			28,508,015

		Shares
Preferred Stocks - 0.8%
Consumer Discretionary - 0.3%
Comcast Corp., Series B, 7.000%		109,560	2,755,434
Newell Financial Trust I, 5.250%		90,628	4,282,173
Total Consumer Discretionary			7,037,607
Financials - 0.5%
Bank of America Corp., 6.375%		20,000	469,400
Bank of America Corp., Series L, 7.250%		7,808	7,643,251

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Preferred Stocks - 0.8% (continued)
Financials - 0.5%
SLM Corp., 6.000%	41,250	$905,025
Sovereign Capital Trust IV, 4.375%	34,236	1,639,048
Total Financials		10,656,724
Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%	482	42,928
Entergy New Orleans, Inc., 5.560%	100	9,453
Wisconsin Electric Power Co., 3.600%	3,946	307,788
Total Utilities		360,169
Total Preferred Stocks (cost $16,015,322)		18,054,500

	Principal Amount
U.S. Government and Agency Obligations - 9.9%
Federal Home Loan Banks - 0.7%
FHLB, 1.875%, 06/21/13	$16,600,000	16,923,036
Federal Home Loan Mortgage Corporation - 1.9%
FHLMC, 1.625%, 04/15/13	16,595,000	16,831,197
FHLMC, 2.125%, 09/21/12	24,895,000	25,124,756
FHMLC Gold, 5.000%, 12/01/31	80,920	87,410
Total Federal Home Loan Mortgage Corporation		42,043,363
Federal National Mortgage Association - 0.6%
FNMA, 1.875%, 04/20/12	10,325,000	10,333,900
FNMA, 4.000%, 10/01/18	2,741,541	2,926,114
FNMA, 6.000%, 07/01/29	6,660	7,441
Total Federal National Mortgage Association		13,267,455
U.S. Treasury Obligations - 6.7%
U.S. Treasury Note, 0.250%, 02/28/14	150,000,000	149,777,400
Total U.S. Government and Agency Obligations (cost $221,262,400)		222,011,254

	Shares
Other Investment Companies - 5.7%[2]
BNY Mellon Overnight Government Fund, 0.15%[3]	41,845,961	41,845,961
Dreyfus Cash Management Fund, Institutional Class Shares, 0.12%	40,449,450	40,449,450
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.22%	45,122,792	45,122,792
Total Other Investment Companies (cost $127,418,203)		127,418,203
Total Investments - 97.7% (cost $2,039,106,814)		2,190,001,338
Other Assets, less Liabilities - 2.3%		51,790,712
Net Assets - 100.0%		$2,241,792,050

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments

March 31, 2012 (unaudited)

		Principal Amount	Value
Asset-Backed Securities - 3.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A, 5.680%, 02/20/14 (a)		$100,000	$103,074
Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 1.721%, 08/17/17 (04/18/12)[4]	EUR	100,000	124,074
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1, 4.260%, 03/25/14 (a)		100,000	102,434
Hyundai Capital Auto Funding, Ltd., Series 2010-8A, Class A, 1.242%, 09/20/16 (04/18/12) (a)[4]		200,000	196,561
MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 1.513%, 03/19/18 (04/18/12)[4]	EUR	100,000	122,725
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 06/15/17 (a)		63,397	63,317
Trinity Rail Leasing, L.P., Series 2010-1A, Class A, 5.194%, 10/16/40 (a)		95,139	91,617
World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 04/15/19		95,000	102,539
Total Asset-Backed Securities (cost $885,406)			906,341
Corporate Bonds and Notes - 38.0%
Financials - 15.4%
Allianz Finance II, B.V., EMTN, 5.750%, 07/08/41[5]	EUR	100,000	126,182
AXA SA, 7.125%, 12/15/20	GBP	100,000	166,732
Banco Latinoamericano de Comercio Exterior SA, 3.750%, 04/04/17 (a)		150,000	149,778
Banco Votorantim SA, 6.250%, 05/16/16 (a)	BRL	300,000	179,545
Bank of America Corp.,
4.750%, 05/06/19[5]	EUR	100,000	116,233
5.700%, 01/24/22		140,000	148,202
Barclays Bank PLC, 6.050%, 12/04/17		100,000	102,824
BBVA Bancomer SA, 6.500%, 03/10/21 (a)		100,000	104,250
BNP Paribas SA, Series BKNT, 5.000%, 01/15/21		125,000	126,158
BNZ International Funding, Ltd., EMTN, 4.000%, 03/08/17	EUR	100,000	138,452
Citigroup, Inc., 5.500%, 02/15/17		85,000	89,155
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, EMTN, 4.375%, 01/22/14	EUR	85,000	119,161
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		100,000	111,143
Goldman Sachs Group Inc., The, 4.750%, 01/28/14	EUR	85,000	117,679
HSBC Bank PLC, 4.125%, 08/12/20 (a)		100,000	102,153
Hutchison Whampoa International 11, Ltd., 3.500%, 01/13/17 (a)		200,000	202,436
Hyundai Capital Services, Inc., 3.500%, 09/13/17 (a)		200,000	200,469
JPMorgan Chase & Co., 4.400%, 07/22/20		75,000	77,806
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)		100,000	98,923
Morgan Stanley,
5.375%, 11/14/13	GBP	40,000	65,624
5.500%, 07/24/20		100,000	97,599
MTN, 7.250%, 05/26/15	AUD	200,000	204,856
National Australia Bank, Ltd., GMTN, 4.750%, 07/15/16	EUR	100,000	146,296
Network Rail Infrastructure Finance PLC, EMTN, 3.500%, 06/17/13		300,000	310,314
Shinhan Bank, 4.375%, 07/27/17 (a)		200,000	210,752
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		140,000	146,660
SLM Corp., MTN, Series A, 5.000%, 10/01/13		150,000	153,375
Societe Generale SA, 5.200%, 04/15/21 (a)		200,000	192,086
Videotron, Ltee, 6.875%, 07/15/21 (a)	CAD	65,000	69,518
Wells Fargo & Co., 4.625%, 11/02/35	GBP	50,000	79,984

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Financials - 15.4% (continued)
Westpac Banking Corp., 2.450%, 11/28/16 (a)[1]		$200,000	$202,066
Yapi ve Kredi Bankasi Via Unicredit Luxembourg SA, 5.188%, 10/13/15 (a)		100,000	99,000
Zurich Finance USA, Inc.,
EMTN, 4.500%, 06/15/25[5]	EUR	100,000	134,388
EMTN, 5.750%, 10/02/23[5]	EUR	100,000	135,103
Total Financials			4,724,902
Industrials - 18.5%
Alstom SA, 4.125%, 02/01/17	EUR	100,000	140,232
America Movil, S.A.B. de C.V., 3.500%, 02/08/15	CNH	3,000,000	482,362
Asciano Finance, Ltd., 4.625%, 09/23/20 (a)		125,000	120,889
Avnet, Inc., 5.875%, 06/15/20		60,000	64,881
Bell Aliant Regional Communications LP, 5.410%, 09/26/16	CAD	160,000	174,453
Bell Canada,
6.550%, 05/01/29 (a)	CAD	10,000	11,823
MTN, 7.300%, 02/23/32 (a)	CAD	130,000	163,537
Series M-17, 6.100%, 03/16/35 (a)	CAD	45,000	51,613
British Telecommunications PLC, 5.750%, 12/07/28	GBP	100,000	174,092
Cameron International Corp., 5.950%, 06/01/41		35,000	39,760
Corus Entertainment, Inc., 7.250%, 02/10/17 (a)	CAD	130,000	138,152
Delta Air Lines, Inc., 2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22		81,526	83,050
Desarrolladora Homex, S.A.B. de C.V., 9.750%, 03/25/20 (a)		200,000	212,000
DP World, Ltd., 6.850%, 07/02/37 (a)		250,000	241,250
Dubai Electricity & Water Authority, 6.375%, 10/21/16 (a)		100,000	106,500
Edcon Proprietary, Ltd., 4.126%, 06/15/14 (06/15/12) (a)[4]	EUR	150,000	176,049
ERAC USA Finance LLC, 6.700%, 06/01/34 (a)		120,000	130,629
Fibria Overseas Finance, Ltd., 6.750%, 03/03/21 (a)		150,000	153,375
Finmeccanica S.p.A., 4.875%, 03/24/25	EUR	100,000	110,834
HCA, Inc.,
6.375%, 01/15/15		35,000	36,925
6.500%, 02/15/16		80,000	85,200
7.690%, 06/15/25		15,000	14,456
MTN, 7.580%, 09/15/25		10,000	9,450
Hyatt Hotels Corp., 5.375%, 08/15/21		90,000	96,056
International Paper Co., 6.000%, 11/15/41		50,000	54,273
Korea National Oil Corp., 3.125%, 04/03/17 (a)		200,000	199,569
Lafarge SA, Series 2010, EMTN, 6.625%, 11/29/18	EUR	50,000	67,019
Methanex Corp., 5.250%, 03/01/22		285,000	290,096
Nabors Industries, Inc., 4.625%, 09/15/21		75,000	78,248
NII Capital Corp., 7.625%, 04/01/21		95,000	92,863
Odebrecht Drilling VIII/IX, Ltd., 6.350%, 06/30/21 (a)		98,000	104,370
Oi SA, 9.750%, 09/15/16 (a)	BRL	600,000	340,190
Owens-Illinois, Inc., 7.800%, 05/15/18		125,000	140,312
Qwest Corp., 7.250%, 10/15/35		158,000	161,160

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Industrials - 18.5% (continued)
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		$250,000	$248,699
Rowan Companies, Inc., 5.000%, 09/01/17		60,000	63,874
Telecom Italia Capital SA,
6.375%, 11/15/33		45,000	40,500
7.200%, 07/18/36		20,000	19,400
Telefonica Emisiones, S.A.U.,
5.134%, 04/27/20		75,000	71,732
7.045%, 06/20/36		75,000	73,724
Transportadora de Gas del Sur SA, 7.875%, 05/14/17 (a)		235,000	207,975
Urbi Desarrollos Urbanos, S.A.B. de C.V., 9.750%, 02/03/22 (a)[1]		200,000	212,000
Valeant Pharmaceuticals International, 6.750%, 08/15/21 (a)		60,000	58,350
Voto-Votorantim, Ltd., 6.750%, 04/05/21 (a)		100,000	111,980
Total Industrials			5,653,902
Utilities - 4.1%
Axtel, S.A.B. de C.V.,
7.625%, 02/01/17 (a)		55,000	44,550
9.000%, 09/22/19 (a)		45,000	36,675
Centrais Eletricas Brasileiras SA, 5.750%, 10/27/21 (a)		200,000	218,900
CEZ A.S., 4.250%, 04/03/22 (a)		200,000	198,840
Deutsche Telekom International Finance, B.V., EMTN, 4.875%, 04/22/25	EUR	50,000	75,382
DPL, Inc., 6.500%, 10/15/16 (a)		90,000	96,750
EDP Finance, B.V.,
EMTN, 4.750%, 09/26/16	EUR	50,000	58,223
EMTN, 8.625%, 01/04/24	GBP	50,000	71,858
Emgesa SA ESP, 8.750%, 01/25/21 (a)	COP	120,000,000	72,843
Iberdrola Finance Ireland, Ltd., 5.000%, 09/11/19 (a)		150,000	151,965
IPALCO Enterprises, Inc., 7.250%, 04/01/16 (a)		30,000	32,700
Listrindo Capital, B.V., 6.950%, 02/21/19 (a)		200,000	206,424
Total Utilities			1,265,110
Total Corporate Bonds and Notes (cost $11,273,819)			11,643,914
Foreign Government and Agency Obligations - 34.7%
Australian Government Index Linked Bonds, Series 2009-25CI, 3.000%, 09/20/25	AUD	180,000	240,655
Bundesrepublik Deutschland Bonds,
3.000%, 07/04/20	EUR	170,000	252,577
Series 05, 4.000%, 01/04/37	EUR	110,000	186,502
Series 06, 3.750%, 01/04/17	EUR	640,000	971,976
Canadian Government,
Bonds, 4.000%, 06/01/16	CAD	260,000	286,695
Notes, 3.000%, 12/01/15	CAD	425,000	449,564
Central American Bank for Economic Integration Notes, 3.875%, 02/09/17 (a)		280,000	288,974

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Foreign Government and Agency Obligations - 34.7% (continued)
Eksportfinans ASA Notes, 2.000%, 09/15/15		$40,000	$35,490
Empresas Publicas de Medellin ESP Notes, 8.375%, 02/01/21 (a)	COP	180,000,000	106,999
European Investment Bank,
Bonds, 2.375%, 07/10/20	CHF	165,000	197,581
Notes, 4.757%, 04/24/13 (a)[7]	IDR	1,842,000,000	189,500
Export-Import Bank of Korea Notes, 4.000%, 11/26/15 (a)	PHP	5,000,000	114,767
Inter-American Development Bank Notes, 5.745%, 08/20/15[7]	IDR	750,000,000	67,774
International Bank for Reconstruction & Development Notes, GMTN, 2.300%, 02/26/13	KRW	600,000,000	526,732
Japan Government,
Bonds, Series 299, 1.300%, 03/20/19	JPY	22,500,000	284,869
Notes, Series 84, 0.700%, 06/20/14	JPY	71,850,000	879,164
Malaysian Government Bonds, Series 1/06, 4.262%, 09/15/16	MYR	375,000	127,014
Mexican Fixed Rate,
Bonds, Series M-30, 8.500%, 11/18/38	MXN	4,500,000	392,415
Bonds, Series M, 6.500%, 06/10/21	MXN	3,350,000	267,070
Notes, Series M 10, 8.500%, 12/13/18	MXN	1,600,000	145,129
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	6,800,000	602,033
New South Wales Treasury Corp. Bonds, Series 2007 CIB1, 2.750%, 11/20/25	AUD	70,000	87,064
New Zealand Government Bonds, Series 521, 6.000%, 05/15/21	NZD	335,000	313,394
Norway Government Bonds, Series 473, 4.500%, 05/22/19	NOK	2,570,000	516,144
Poland Government,
Bonds, 5.000%, 03/23/22		250,000	263,505
Notes, EMTN, 3.000%, 09/23/14	CHF	65,000	74,526
Quebec Bonds,
Province of, EMTN, 3.375%, 06/20/16	EUR	150,000	215,680
Province of, EMTN, Series 2005, 3.625%, 02/10/15	EUR	100,000	142,638
Republic of Argentina Bonds, Series NY, 8.280%, 12/31/33		146,720	108,059
Republic of Latvia Notes, 5.250%, 02/22/17		200,000	206,000
Singapore Government,
Bonds, 2.250%, 07/01/13	SGD	120,000	97,955
Bonds, 2.250%, 06/01/21	SGD	210,000	175,642
Notes, 1.625%, 04/01/13	SGD	535,000	431,687
U.K. Gilt,
Bonds, 4.000%, 03/07/22	GBP	145,000	268,967
Bonds, 4.250%, 03/07/36	GBP	120,000	222,553
Bonds, 4.750%, 03/07/20	GBP	90,000	175,696
Bonds, 5.000%, 03/07/25	GBP	110,000	223,464
Notes, 1.750%, 01/22/17	GBP	220,000	363,904
Uruguay Government International Bonds,
3.700%, 06/26/37	UYU	800,000	56,832
4.375%, 12/15/28	UYU	1,630,109	93,633
Total Foreign Government and Agency Obligations (cost $10,185,401)			10,650,823

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 1.5%
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 02/11/44	$25,000	$26,929
Extended Stay America Trust, Series 2010-ESHA, Class D, 5.498%, 11/05/27 (a)	135,000	136,448
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/49	75,000	82,790
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.787%, 08/10/45[1,5]	91,000	100,982
Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 04/15/49[5]	50,000	54,606
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/43	50,000	53,986
Total Mortgage-Backed Securities (cost $443,337)		455,741
Municipal Bonds - 0.2%
California Statewide Communities Development Authority Revenue, Series 2007 A, 4.750%, 04/01/33 (cost $45,817)	55,000	55,707
U.S. Government Obligations - 13.3%
U.S. Treasury Notes,
0.250%, 02/15/15	2,725,000	2,705,413
1.375%, 11/30/15	120,000	122,887
1.500%, 07/31/16[10]	240,000	246,244
2.250%, 03/31/16	540,000	571,261
2.625%, 06/30/14	410,000	430,372
Total U.S. Government Obligations (cost $4,084,238)		4,076,177

	Shares
Other Investment Companies - 13.6%[2]
BNY Mellon Overnight Government Fund, 0.15%[3]	378,292	378,292
Dreyfus Cash Management Fund, Institutional Class Shares, 0.12%	3,802,795	3,802,795
Total Other Investment Companies (cost $4,181,087)		4,181,087
Total Investments - 104.3% (cost $31,099,105)		31,969,790
Other Assets, less Liabilities - (4.3)%		(1,325,845)
Net Assets - 100.0%		$30,643,945

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedule of Portfolio Investments previously presented in this report. At March 31, 2012, the cost of securities for Federal income tax purposes and the gross unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Managers Special Equity Fund	$252,809,146	$48,858,834	$(5,572,738)	$43,286,096
Managers Bond Fund	2,039,106,814	184,636,259	(33,741,735)	150,894,524
Managers Global Income Opportunity Fund	31,099,366	1,133,982	(263,558)	870,424

*	Non-income-producing security.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2012, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers Bond Fund	$365,863,550	16.3%
Managers Global Income Opportunity Fund	7,511,067	24.5%

[1]	Some or all of these securities are out on loan to various brokers as of March 31, 2012, amounting to the following:

Fund	Market Value	% of Net Assets
Managers Special Equity Fund	$17,835,853	6.5%
Managers Bond Fund	40,273,818	1.8%
Managers Global Income Opportunity Fund	364,320	1.2%

[2]	Yield shown represents the March 31, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Floating Rate Security. The rate listed is as of March 31, 2012. Date in parentheses represents the security’s next coupon rate reset.
[5]	Variable Rate Security. The rate listed is as of March 31, 2012, and is periodically reset subject to terms and conditions set forth in the debenture.
[6]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued by an independent pricing agent and are fair valued at Level 2. Illiquid securities market value at March 31, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Bond Fund	$50,535,779	2.3%

[7]	Indicates yield to maturity at March 31, 2012.
[8]

Convertible Bond: A corporate, usually a junior debenture that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible bonds market value at March 31, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Bond Fund	$39,624,725	1.8%

[9]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. The securities backed by insurance at March 31, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Bond Fund	$5,290,294	0.2%

1

Notes to Schedules of Portfolio Investments (continued)

[1][0]	Security pledged to cover margin requirements for open futures positions at March 31, 2012.

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of March 31, 2012:

As of March 31, 2012, the securities in the Managers Special Equity Fund were all Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Bond Fund
Investments in Securities
Asset-Backed Securities	—	$69,272,831	—	$69,272,831
Bank Loan Obligations	—	11,482,900	—	11,482,900
Common Stocks†	$13,961,509	—	—	13,961,509
Corporate Bonds and Notes††	—	1,538,988,563	—	1,538,988,563
Foreign Government and Agency Obligations	—	135,593,957	—	135,593,957
Mortgage-Backed Securities	—	24,709,606	—	24,709,606
Municipal Bonds	—	28,508,015	—	28,508,015
Preferred Stocks†	18,054,500	—	—	18,054,500
U.S. Government and Agency Obligations††	—	222,011,254	—	222,011,254
Other Investment Companies	127,418,203	—	—	127,418,203

Total Investments in Securities	$159,434,212	$2,030,567,126	—	$2,190,001,338

2

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Global Income Opportunity Fund
Investments in Securities
Asset-Backed Securities	—	$906,341	—	$906,341
Corporate Bonds and Notes††	—	11,643,914	—	11,643,914
Foreign Government and Agency Obligations	—	10,650,823	—	10,650,823
Mortgage-Backed Securities	—	455,741	—	455,741
Municipal Bonds	—	55,707	—	55,707
U.S. Government Obligations††	—	4,076,177	—	4,076,177
Other Investment Companies	$4,181,087	—	—	4,181,087

Total Investments in Securities	$4,181,087	$27,788,703	—	$31,969,790

Financial Derivative Instruments-Assets†††
Foreign Exchange Contracts	—	$23,496	—	$23,496
Interest Rate Contracts	$9,626	—	—	9,626

	9,626	23,496	—	33,122

Financial Derivative Instruments-Liabilities†††
Foreign Exchange Contracts	—	(17,728)	—	(17,728)
Interest Rate Contracts	(9,587)	—	—	(9,587)

	(9,587)	(17,728)	—	(27,315)

Total Financial Derivative Instruments	$39	$5,768	—	$5,807

†	All common stocks and preferred stocks held in the Funds are level 1 securities. For a detailed breakout of these securities, please refer to the Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures and forwards contracts, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of March 31, 2012, the Fund had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

At March 31, 2012, the Managers Global Income Opportunity Fund had the following futures contracts:

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
10-Year U.S. Treasury Note	3	Short	06/20/12	$5,573
5-Year U.S. Treasury Note	5	Short	06/29/12	4,053
U.S. Treasury Long Bond	2	Long	06/20/12	(9,587)

			Total	$39

3

Notes to Schedules of Portfolio Investments (continued)

Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At March 31, 2012, the underlying values for open forward foreign currency contracts for the Managers Global Income Opportunity Fund were as follows:

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Euro	Long	06/12/12	BNYM	$247,078	$245,838	$1,240
Malaysian Ringgit	Long	06/21/12	JPM	275,969	276,333	(364)
Mexican Peso	Long	06/04/12	DUB	290,495	288,178	2,317
South Korean Won	Long	06/11/12	BRC	511,250	514,120	(2,870)
South Korean Won	Long	06/11/12	CS	149,240	150,018	(778)
Australian Dollar	Short	05/29/12	BNYM	200,860	195,482	5,378
Australian Dollar	Short	05/29/12	CS	326,312	318,944	7,368
Canadian Dollar	Short	06/07/12	CS	263,278	260,287	2,991
Euro	Short	06/12/12	BNYM	245,838	241,636	4,202
Mexican Peso	Short	06/04/12	DUB	287,162	290,495	(3,333)
New Zealand Dollar	Short	04/30/12	BNYM	304,152	310,516	(6,364)
Pound Sterling	Short	06/28/12	BRC	268,297	271,749	(3,452)
Swiss Franc	Short	06/20/12	BNYM	65,968	66,535	(567)

			Totals	$3,435,899	$3,430,131	$5,768

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

AGM:	Assured Guaranty Municipal Corp.
AMBAC:	American Municipal Bond Assurance Corp.
BHAC:	Berkshire Hathaway Assurance Corp.
EMTN:	European Medium Term Notes
FHLB:	Federal Home Loan Bank
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GDIF:	Global Debt Insurance Facility
GMTN:	Global Multi-Currency Notes
MTN:	Medium Term Note
NATL-RE:	National Public Finance Guarantee Group
USTN:	United States Treasury Note

4

Notes to Schedules of Portfolio Investments (continued)

Counterparty Abbreviations:

BNYM:	The Bank of New York Mellon
BRC:	Barclays Bank PLC
CS:	Credit Suisse
DUB:	Deutsche Bank AG
JPM:	JPMorgan Chase & Co.

Currency Abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
CHF:	Swiss Franc
CNH:	Chinese Won Renminbi
COP:	Colombian Peso
EUR:	Euro
GBP:	British Pound
IDR:	Indonesian Rupiah
JPY:	Japanese Yen
KRW:	South Korean Won
MXN:	Mexican Peso
MYR:	Malaysia Ringgit
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PHP:	Phillippine Peso
SGD:	Singapore Dollar
UYU:	Uruguayan Peso

5

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: May 24, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: May 24, 2012